Intangible Assets and Unfavorable Lease Terms (Table)	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS AND UNFAVORABLE LEASE TERMS [Abstract]
Intangible Assets And Unfavorable Lease Terms
	Cost	Accumulated Amortization	Net Book Value
Total favorable lease terms charter-out December 31, 2011	$227,335	$(50,754)	$176,581
Additions	21,193	(37,295)	(16,102)
Total favorable lease terms charter-out December 31, 2012	$248,528	$(88,049)	$160,479
Additions	—	(37,869)	(37,869)
Accelerated amortization	—	(3,205)	(3,205)
Total favorable lease terms charter-out December 31, 2013	$248,528	$(129,123)	$119,405

Amortization Of Favorable And Unfavorable Lease Terms
	Year Ended
	December 31, 2013	December 31, 2012	December 31, 2011
Unfavorable lease terms	$ —	$ —	$ 665
Favorable lease terms charter-out	(37,869)	(37,295)	(33,311)
Acceleration of intangible asset	(3,205)	—	—
Total	$ (41,074)	$ (37,295)	$ (32,646)

Aggregate Amortizations Of Intangible Assets
Year	Amount
2014	$ 26,442
2015	21,169
2016	17,234
2017	17,526
2018	17,210
2019 and thereafter	19,824
$ 119,405